SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT AND GEOGRAPHIC INFORMATION
Schedule of geographic revenue based on customer location

The following represents the Company’s geographic revenue based on customer location (in thousands):

	December 31,
	2022	2021	2020
Americas	$525,775	$496,607	$457,327
Europe, the Middle East, and Africa	293,673	317,435	270,701
Asia-Pacific	106,796	104,646	87,373
Total Revenues	$926,244	$918,688	$815,401

Schedule of long-lived assets by geographic location

The Company’s long-lived tangible assets were located as follows (in thousands):

	December 31,
	2022	2021
Americas	$87,819	$85,213
Europe, the Middle East, and Africa	83,928	85,307
Asia-Pacific	336	376
Total long-lived tangible assets	$172,083	$170,896